Total
American Mutual Fund®
American Mutual Fund
Investment objectives
The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 31 of the prospectus and on page 67 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - American Mutual Fund®	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-1	Class F-2	Class F-3	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		3.50%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Mutual Fund®	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.25%	0.25%	none	none	0.23%	1.00%	0.50%	0.25%	0.25%	none	none	0.99%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.11%	0.11%	0.10%	0.16%	0.15%	0.04%	0.16%	0.16%	0.13%	0.15%	0.22%	0.13%	0.10%	0.14%	0.37%	0.24%	0.18%	0.14%	0.18%	0.09%	0.04%
Total annual fund operating expenses	0.59%	1.34%	0.58%	0.64%	0.38%	0.27%	0.62%	1.39%	0.86%	0.63%	0.70%	0.36%	0.33%	1.36%	1.35%	1.07%	0.91%	0.62%	0.41%	0.32%	0.27%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Mutual Fund® - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 632	$ 236	$ 308	$ 65	$ 39	$ 28	$ 411	$ 242	$ 88	$ 313	$ 72	$ 37	$ 34	$ 138	$ 137	$ 109	$ 93	$ 63	$ 42	$ 33	$ 28
3 years	753	425	431	205	122	87	542	440	274	447	224	116	106	431	428	340	290	199	132	103	87
5 years	885	734	566	357	213	152	684	761	477	592	390	202	185	745	739	590	504	346	230	180	152
10 years	$ 1,270	$ 1,407	$ 958	$ 798	$ 480	$ 343	$ 1,097	$ 1,173	$ 1,061	$ 1,017	$ 871	$ 456	$ 418	$ 1,635	$ 1,624	$ 1,306	$ 1,120	$ 774	$ 518	$ 406	$ 343

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Mutual Fund® - USD ($)	Class C	Class 529-C
1 year	$ 136	$ 142
3 years	425	440
5 years	734	761
10 years	$ 1,407	$ 1,173

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies

The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends appear to be sustainable. The fund invests primarily in the United States and Canada.

The fund’s equity investments are limited to securities of companies that are included on its eligible list. Securities are added to, or deleted from, the eligible list based upon a number of factors, such as the fund’s investment objectives and policies, whether a company is deemed to be an established company of sufficient quality and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund may also invest in bonds and other debt securities, including those issued by the U.S. government and by federal agencies and instrumentalities. Debt securities purchased by the fund are rated investment grade or better or determined by the fund’s investment adviser to be of equivalent quality.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 13.00% (quarter ended June 30, 2020)

Lowest -18.18% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2023, was 0.25%.

Average annual total returns For the periods ended December 31, 2022:
Average Annual Returns - American Mutual Fund®	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class F-2	(4.30%)	8.53%	11.06%	9.39%	Aug. 05, 2008
Class A	(9.98%)	7.04%	10.20%	11.36%	Feb. 21, 1950
Class C	(6.12%)	7.49%	10.16%	7.58%	Mar. 15, 2001
Class F-1	(4.53%)	8.24%	10.78%	7.84%	Mar. 15, 2001
Class F-3	(4.19%)	8.64%		9.92%	Jan. 27, 2017
Class 529-A	(7.85%)	7.48%	10.38%	7.82%	Feb. 19, 2002
Class 529-C	(6.14%)	7.45%	10.35%	7.73%	Feb. 20, 2002
Class 529-E	(4.76%)	8.00%	10.51%	7.37%	Mar. 07, 2002
Class 529-F-1	(4.37%)	8.48%	11.01%	9.02%	Sep. 17, 2002
Class 529-F-2	(4.28%)			14.40%	Oct. 30, 2020
Class 529-F-3	(4.24%)			14.45%	Oct. 30, 2020
Class R-1	(5.22%)	7.45%	9.96%	7.23%	Jun. 11, 2002
Class R-2	(5.24%)	7.46%	9.98%	7.05%	May 31, 2002
Class R-2E	(4.95%)	7.77%		8.37%	Aug. 29, 2014
Class R-3	(4.81%)	7.94%	10.47%	7.69%	Jun. 06, 2002
Class R-4	(4.52%)	8.26%	10.80%	8.18%	Jun. 27, 2002
Class R-5E	(4.31%)	8.51%		10.06%	Nov. 20, 2015
Class R-5	(4.25%)	8.59%	11.13%	8.11%	May 15, 2002
Class R-6	(4.19%)	8.65%	11.19%	12.30%	May 01, 2009
After Taxes on Distributions | Class F-2	(5.40%)	7.31%	9.73%
After Taxes on Distributions and Sale of Fund Shares | Class F-2	(1.74%)	6.57%	8.83%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(18.11%)	9.42%	12.56%	10.11%	Aug. 05, 2008

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.